Average Annual Total Returns - VY JPMorgan Emerging Markets Equity Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI Emerging Markets IndexSM 1 Yr		Class ADV MSCI Emerging Markets IndexSM 5 Yrs		Class ADV MSCI Emerging Markets IndexSM 10 Yrs		Class ADV MSCI Emerging Markets IndexSM Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI Emerging Markets IndexSM 1 Yr		Class I MSCI Emerging Markets IndexSM 5 Yrs		Class I MSCI Emerging Markets IndexSM 10 Yrs		Class I MSCI Emerging Markets IndexSM Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI Emerging Markets IndexSM 1 Yr		Class S MSCI Emerging Markets IndexSM 5 Yrs		Class S MSCI Emerging Markets IndexSM 10 Yrs		Class S MSCI Emerging Markets IndexSM Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI Emerging Markets IndexSM 1 Yr		Class S2 MSCI Emerging Markets IndexSM 5 Yrs		Class S2 MSCI Emerging Markets IndexSM 10 Yrs		Class S2 MSCI Emerging Markets IndexSM Since Inception
Total	32.71%	18.35%	5.92%		Mar. 23, 2006	18.31%	[1]	12.81%	[1]	3.63%	[1]	[1]	33.52%	19.07%	6.56%		Dec. 02, 2005	18.31%	[1]	12.81%	[1]	3.63%	[1]	[1]	33.23%	18.77%	6.30%		Feb. 18, 2098	18.31%	[1]	12.81%	[1]	3.63%	[1]	[1]	33.03%	18.58%	6.13%		Sep. 09, 2002	18.31%	[1]	12.81%	[1]	3.63%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.